Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Income And Expenses
Schedule of other operating income

	2025		2024		2023
	ARS 000		ARS 000		ARS 000

Interest earned from customers	24,911,203	(1)	42,046,138	(1)	95,647,874	(1)
Foreign exchange difference, net	73,135,763	(2)	76,794,597	(2)	546,159,037	(2)
Insurance recovery	18,850,726		12,610,208		—
Penalties applied to suppliers	9,967,685		—		—
Recovery related to discount of tax credits	471,649		—		—
Trade discounts	—		5,219,805		—
Gain on disposal of property, plant and equipment	85,746		—		—
Income for growth and revaluation of biological assets	—		28,610,640		36,263,417
Others	2,324,334		23,158		2,875,665
	129,747,106		165,304,546		680,945,993

(1)	Includes 20,446,325, 28,986,239 and 34,491,629 related to CVO receivables for the years ended December 31, 2025, 2024 and 2023, respectively.
(2)	Includes 63,707,391, 66,322,355 and 514,071,795 related to CVO receivables for the years ended December 31, 2025, 2024 and 2023, respectively.

Schedule of other operating expenses

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Loss from the growth and revaluation of biological assets	(87,009,450)	—	—
Forestry expenses	(3,179,668)	(1,991,511)	(10,914,880)
Wind farms incident-related expenses	—	(13,164,395)	—
Net charge related to the provision for lawsuits and claims	(1,019,226)	(2,179,496)	(1,332,782)
Impairment of material and spare parts	(930,610)	(1,763,170)	(2,051,570)
Trade and tax interests	(957,733)	(1,059,286)	(5,134,634)
Charge related to discount of tax credits	—	(126,971)	—
Agreement with CAMMESA - Resolutions SE N° 58/2024 and 66/2024 (Note 1.2.p)	—	(32,602,392)	—
Net charge related to the allowance for doubtful accounts and other receivables	(420,376)	(69,383)	(2,215,076)
Property, plant and equipment disposal	(17,822,265)	—	(21,526,021)
Others	(497,458)	(1,208,505)	(163,779)
	(111,836,786)	(54,165,109)	(43,338,742)

Schedule of finance income

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Interest earned	4,438,033	5,390,378	16,606,801
Net income on financial assets at fair value through profit or loss (1)	119,964,600	131,851,930	628,776,538
Interest rate swap income	—	2,799,996	14,070,863
Others (2)	1,096,209	14,295,057	—
	125,498,842	154,337,361	659,454,202

(1)	Net of 227,679, 576,853. and 3,801,378 corresponding to turnover tax for the years ended December 31, 2025, 2024 and 2023, respectively.
(2)	Includes 567,081 and 14,295,057 related to the effect on the valuation of the loan with Mitsubishi Corporation as described in Note 2.2.9.2.

Schedule of finance expenses

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Interest on loans	(50,918,482)	(74,499,629)	(73,061,957)
Foreign exchange differences	(185,985,935)	(145,076,423)	(940,317,831)
Bank commissions for loans and others	(4,720,153)	(6,130,706)	(8,044,617)
Interest rate swap expense	(1,370,367)	—	—
Others	(567,081)	(43,882)	(610,582)
	(243,562,018)	(225,750,640)	(1,022,034,987)